SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
Schedule of segment information

For the year ended December 31, 2019:

			Costs of sales,		Royalty	(Loss)	Cash from
	Royalty		excluding		interest	income	(used in)
	revenue	Sales	depletion	Depletion	impairment	before taxes	operations
	$	$	$	$	$	$	$

Amulsar	—	—	—	—	(18,896)	(18,896)	—
Beta Hunt	6,350	—	—	(2,324)	—	4,026	6,764
El Mochito	—	4,812	(1,160)	(2,011)	—	1,641	3,651
Florida Canyon	2,787	—	—	(893)	—	1,894	2,188
Hope Bay	4,145	—	—	(1,562)	—	2,583	2,622
Karma	3,058	—	—	(2,276)	—	782	2,534
La Colorada	—	6,921	(3,241)	(1,226)	—	2,454	3,680
Moose River	1,492	—	—	(918)	—	574	1,378
Moss	—	4,077	(810)	(2,053)	—	1,214	3,268
Mt. Carlton	3,902	—	—	(1,349)	—	2,553	4,297
Omolon	746	—	—	(529)	—	217	—
San Jose	1,952	—	—	(736)	—	1,216	1,845
Silvertip	1,248	—	—	(468)	—	780	1,200
Vivien	2,746	—	—	(747)	—	1,999	2,804
Other	496	—	—	(398)	—	98	365
Corporate	—	—	—	—	—	(11,743)	(8,922)
Consolidated total	28,922	15,810	(5,211)	(17,490)	(18,896)	(8,608)	27,674

For the year ended December 31, 2018:

			Costs of sales,			Cash from
	Royalty		excluding		Income (loss)	(used in)
	revenue	Sales	depletion	Depletion	before taxes	operations
	$	$	$	$	$	$

Beta Hunt	8,264	—	—	(4,803)	3,461	6,383
Florida Canyon	1,930	—	—	(1,206)	724	1,585
Hope Bay	1,770	—	—	(1,001)	769	1,243
Karma	3,015	—	—	(2,596)	419	2,688
La Colorada	—	6,486	(3,342)	(1,665)	1,479	3,143
Moose River	2,577	—	—	(1,018)	1,559	2,570
Moss	—	204	(40)	(90)	74	164
Mt. Carlton	4,334	—	—	(2,060)	2,274	4,561
San Jose	1,624	—	—	(1,002)	622	1,694
Silvertip	349	—	—	(119)	230	163
Vivien	2,624	—	—	(1,117)	1,507	2,797
Other	874	—	—	(783)	91	888
Corporate	—	—	—	—	(9,182)	(5,087)
Consolidated total	27,361	6,690	(3,382)	(17,460)	4,027	22,792